Pension Plans (Tables) - Pension Plan, Defined Benefit	12 Months Ended
May 31, 2017
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2017	2016	2015	2017	2016	2015
Service cost	$37,603	$32,808	$30,359	$4,070	$4,061	$4,611
Interest cost	17,323	17,995	20,119	4,614	5,070	7,184
Expected return on plan assets	(25,007)	(25,749)	(24,308)	(7,109)	(7,571)	(8,611)
Amortization of:
Prior service cost	217	234	294	(24)	(2)	39
Net actuarial losses recognized	22,160	16,759	13,890	2,150	1,739	2,004
Curtailment/settlement (gains) losses	-	87		904	57
Net Pension Cost	$52,296	$42,134	$40,354	$4,605	$3,354	$5,227

Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2017 and 2016, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Benefit obligation at beginning of year	$589,046	$537,465	$187,064	$191,386
Service cost	37,603	32,808	4,070	4,061
Interest cost	17,323	17,995	4,614	5,070
Benefits paid	(28,587)	(26,932)	(4,977)	(7,078)
Participant contributions			933	830
Plan amendments			(196)	(349)
Plan settlements/curtailments		(272)	(4,546)	(630)
Actuarial (gains)/losses	(23,437)	27,982	16,697	1,778
Acquisitions and transfers
Premiums paid			(109)	(121)
Currency exchange rate changes			(7,666)	(7,883)
Benefit Obligation at End of Year	$591,948	$589,046	$195,884	$187,064
Fair value of plan assets at beginning of year	$314,216	$327,427	$169,464	$176,437
Actual return on plan assets	44,924	(21,742)	21,216	1,619
Employer contributions	106,928	35,735	5,753	6,042
Participant contributions			933	830
Benefits paid	(28,587)	(26,932)	(4,977)	(7,078)
Premiums paid			(109)	(121)
Plan settlements/curtailments		(272)	(4,471)	(595)
Currency exchange rate changes			(7,881)	(7,670)
Fair Value of Plan Assets at End of Year	$437,481	$314,216	$179,928	$169,464
(Deficit) of plan assets versus benefit obligations at end of year	$(154,467)	$(274,830)	$(15,956)	$(17,600)
Net Amount Recognized	$(154,467)	$(274,830)	$(15,956)	$(17,600)
Accumulated Benefit Obligation	$489,918	$483,944	$183,038	$175,394

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2017 and 2016 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Noncurrent assets	$-	$-	$998	$4,297
Current liabilities	(7)	(15)	(512)	(468)
Noncurrent liabilities	(154,460)	(274,815)	(16,442)	(21,429)
Net Amount Recognized	$(154,467)	$(274,830)	$(15,956)	$(17,600)

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2017		2016
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$591,948	$437,481	$589,046	$314,216
Plans with accumulated benefit obligations in excess of plan assets	489,918	437,481	483,944	314,216
Plans with assets in excess of projected benefit obligations	-	-	-	-
Plans with assets in excess of accumulated benefit obligations	-	-	-	-

	Non-U.S. Plans
	2017		2016
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$147,560	$130,605	$141,627	$119,730
Plans with accumulated benefit obligations in excess of plan assets	44,797	31,653	46,464	31,868
Plans with assets in excess of projected benefit obligations	48,324	49,323	45,437	49,734
Plans with assets in excess of accumulated benefit obligations	138,241	148,275	128,930	137,596

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Net actuarial loss	$(205,942)	$(271,456)	$(41,000)	$(43,272)
Prior service (costs) credits	(252)	(469)	185	9
Total recognized in accumulated other comprehensive income not affecting retained earnings	$(206,194)	$(271,925)	$(40,815)	$(43,263)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(196)	$(349)
Net loss (gain) arising during the year	(43,353)	75,474	2,515	7,731
Effect of exchange rates on amounts included in AOCI			(1,736)	(1,953)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(217)	(234)	24	(7)
Amortization or settlement recognition of net (loss)	(22,160)	(16,846)	(3,054)	(1,823)
Total recognized in other comprehensive loss (income)	$(65,730)	$58,394	$(2,447)	$3,599

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2017 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2018:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(14,325)	$(1,675)
Prior service (cost) credit	$(117)	$25

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2017	2016	2017	2016
Discount rate	3.81%	3.85%	2.79%	3.13%
Rate of compensation increase	3.80%	3.80%	3.00%	2.81%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2017	2016	2015	2017	2016	2015
Discount rate	3.85%	4.25%	4.30%	3.13%	3.26%	3.82%
Expected return on plan assets	7.89%	7.90%	8.25%	4.50%	4.49%	5.18%
Rate of compensation increase	3.80%	3.80%	3.81%	2.81%	2.81%	3.30%

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2017	2017	2016
Equity securities	55%	$295.2	$234.7
Fixed income securities	25%	82.4	72.1
Cash (1)		59.7	7.1
Other	20%	0.2	0.3
Total assets	100%	$437.5	$314.2

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2017	2017	2016
Equity securities	40%	$83.8	$71.7
Fixed income securities	41%	65.9	67.4
Cash
Property and other	19%	30.2	30.4
Total assets	100%	$179.9	$169.5

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2017 and 2016:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$7,923	$-	$7,923
State and municipal bonds		628		628
Foreign bonds		1,623		1,623
Mortgage-backed securities		20,211		20,211
Corporate bonds		17,976		17,976
Stocks - large cap	20,999			20,999
Stocks - mid cap	8,128			8,128
Stocks - small cap	16,423			16,423
Stocks - international	2,639			2,639
Mutual funds - equity		247,037		247,037
Mutual funds - fixed		34,014		34,014
Cash and cash equivalents	59,674			59,674
Limited partnerships			206	206
Total	$107,863	$329,412	$206	$437,481

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Pooled equities	$-	$82,626	$-	$82,626
Pooled fixed income		65,649		65,649
Foreign bonds		252		252
Insurance contracts			30,181	30,181
Mutual funds		1,181		1,181
Cash and cash equivalents	39			39
Total	$39	$149,708	$30,181	$179,928

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$9,533	$-	$9,533
State and municipal bonds		532		532
Foreign bonds		1,095		1,095
Mortgage-backed securities		12,289		12,289
Corporate bonds		21,035		21,035
Stocks - large cap	28,686			28,686
Stocks - mid cap	12,350			12,350
Stocks - small cap	24,361			24,361
Stocks - international	3,538			3,538
Mutual funds - equity		165,784		165,784
Mutual funds - fixed		27,611		27,611
Cash and cash equivalents	7,108			7,108
Limited partnerships			294	294
Total	$76,043	$237,879	$294	$314,216

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Pooled equities	$-	$70,452	$-	$70,452
Pooled fixed income		67,144		67,144
Foreign bonds		231		231
Insurance contracts			30,379	30,379
Mutual funds		1,214		1,214
Cash and cash equivalents	44			44
Total	$44	$139,041	$30,379	$169,464

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2017 and 2016 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2017	$30,673	1,096	-	(1,382)	$30,387
Year ended May 31, 2016	31,669	191	9	(1,196)	30,673

(1)	Includes the impact of exchange rate changes during the year.